Unaudited Interim Financial Data	12 Months Ended
Dec. 31, 2020
Quarterly Financial Information Disclosure [Abstract]
Unaudited Interim Financial Data
Note 20—Unaudited Interim Financial Data
Unaudited interim consolidated financial information from continuing operations for Noble is as follows:

	Quarter Ended
	March 31	June 30	September 30	December 31
2020
Operating revenues	$281,311	$237,918	$241,836	$203,207
Operating income (loss)	(1,132,555)	(95,453)	(18,875)	(2,829,662)
Net loss from continuing operations	(1,062,677)	(42,194)	(50,868)	(2,822,720)
Net loss per share from continuing operations attributable to Noble (1)
Basic
Loss from continuing operations	(4.25)	(0.17)	(0.20)	(11.24)
Diluted
Loss from continuing operations	(4.25)	(0.17)	(0.20)	(11.24)

	Quarter Ended
	March 31	June 30	September 30	December 31
2019
Operating revenues	$282,888	$292,936	$275,526	$454,088
Operating loss	(23,812)	(118,710)	(640,012)	116,261
Net loss from continuing operations	(67,068)	(151,960)	(444,871)	(32,870)
Net loss from discontinued operations, net of tax	(3,821)	—	—	—
Net loss per share from continuing operations attributable to Noble (1)
Basic
Loss from continuing operations	(0.27)	(0.61)	(1.79)	(0.13)
Loss from discontinued operations	(0.02)	—	—	—
Diluted
Loss from continuing operations	(0.27)	(0.61)	(1.79)	(0.13)
Loss from discontinued operations	(0.02)	—	—	—

(1)	Net loss per share is computed independently for each of the quarters presented. Therefore, the sum of the quarters’ net loss per share may not equal the total computed for the year.